UNITED STATES
SECURITIES AND EXCHANGE  COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): [  ] is a restatement.
				[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	100 Larkspur Landing Circle, Suite 206
		Larkspur, CA  94939

13F File Number:  28-6786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sophie Van Houtte
Title:	Chief Operating Officer
Phone:	415-464-4640
Signature, Place and Date of Signing:

	Sophie Van Houtte Larkspur, CA  94939		February 10, 2000

Report Type (Check only one.):

[ X ] 		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		97

Form 13F Information Table Value Total:		$217,463


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 CONTACTS                 COM              681977104     8140 300800.00SH       SOLE                300800.00
ABBOTT LABS                    COM              002824100     2057 56650.00 SH       SOLE                 56650.00           7000.00
ACTION PERFORMANCE CO          COM              004933107      460 40000.00 SH       SOLE                 40000.00
ADELPHIA COM A                 COM              006848105      361  5500.00 SH       SOLE                  5500.00
ADVANTA CL A                   COM              007942105      182 10000.00 SH       SOLE                 10000.00
ALBERTSONS INC                 COM              013104104      239  7404.00 SH       SOLE                  7404.00
AMB PROPERTY CORP              COM              00163T109     4205 210900.00SH       SOLE                210900.00          15200.00
AMERICAN CLASSIC VOYAGES CO    COM              024928103      560 16000.00 SH       SOLE                 16000.00
AMERICAN INTL GROUP            COM              026874107     3759 34762.25 SH       SOLE                 34762.25           4803.00
ANHEUSER      BUSCH COS INC    COM              035229103      216  3048.00 SH       SOLE                  3048.00
ANSYS INC                      COM              03662Q105      154 14000.00 SH       SOLE                 14000.00
ANTHRACITE CAPITAL             COM              037023108       64 10000.00 SH       SOLE                 10000.00
APPLIED MATERIALS INC          COM              038222105      519  4100.00 SH       SOLE                  4100.00
AT&T CORP                      COM              001957109     5222 102777.00SH       SOLE                102777.00           6700.00
AUTO DATA PROCESS INC          COM              053015103      302  5600.00 SH       SOLE                  5600.00
BANKAMERICA CORP               COM              060505104      907 18073.00 SH       SOLE                 18073.00
BERKSHIRE HATHAWAY CL B        COM              084670207     2694  1472.00 SH       SOLE                  1472.00            162.00
BP AMOCO ADS                   COM              031905102      377  6350.00 SH       SOLE                  6350.00
BRISTOL MYERS SQUIBB           COM              110122108      398  6200.00 SH       SOLE                  6200.00
CALGON CARBON CORP             COM              129603106      294 50000.00 SH       SOLE                 50000.00
CBL & ASSOCIATES PPTYS         COM              124830100     1499 72700.00 SH       SOLE                 72700.00           3900.00
CEDAR FAIR L P DEP UNIT        COM              150185106     2060 106300.00SH       SOLE                106300.00           5600.00
CHEVRON CORPORATION            COM              166751107      693  8002.00 SH       SOLE                  8002.00
CINTAS CORPORATION             COM              172908105      903 17000.00 SH       SOLE                 17000.00           4200.00
CISCO SYSTEMS INC              COM              17275R102     6138 57300.00 SH       SOLE                 57300.00
CITIGROUP                      COM              172967101      570 10230.00 SH       SOLE                 10230.00
COCA COLA CO                   COM              191216100      599 10280.00 SH       SOLE                 10280.00
COMPAQ COMPUTER                COM              204493100     3464 128000.00SH       SOLE                128000.00
COUNTRYWIDE CREDIT             COM              222372104      404 16000.00 SH       SOLE                 16000.00
DISNEY WALT HOLDING CO         COM              254687106     3915 133834.00SH       SOLE                133834.00           9900.00
E4L INC                        COM                             120 48000.00 SH       SOLE                 48000.00
EQUITY RESIDENTIAL PROP TRUST  COM              29476L107     2593 60751.00 SH       SOLE                 60751.00           7095.00
FANNIE MAE                     COM              313586109     2493 39930.00 SH       SOLE                 39930.00           2000.00
FIRST DATA CORP                COM              319963104     4817 97685.18 SH       SOLE                 97685.18           7900.00
FIRST WASHINGTON REALTY TRUST  COM              337489504     2405 128700.00SH       SOLE                128700.00          12800.00
FRANKLIN COVEY                 COM              353469109      154 21250.00 SH       SOLE                 21250.00
FRANKLIN RESOURCES             COM                             609 19000.00 SH       SOLE                 19000.00
FREDDIE MAC                    COM              313400301    10788 229227.00SH       SOLE                229227.00           7100.00
FRUIT OF THE LOOM INC CL A     COM              G3682L105       14 10000.00 SH       SOLE                 10000.00
GENERAL ELEC CO                COM              369604103     6913 44670.00 SH       SOLE                 44670.00           1400.00
GENERAL MILLS INC              COM              370334104      923 25832.00 SH       SOLE                 25832.00
GILLETTE COMPANY               COM              375766102      239  5800.00 SH       SOLE                  5800.00
H & R BLOCK INC                COM              093671105     1781 40700.00 SH       SOLE                 40700.00
HAGLER BAILLY INC              COM              405183104      175 35000.00 SH       SOLE                 35000.00
HARLEY-DAVIDSON INC            COM              412822108     2441 38100.00 SH       SOLE                 38100.00
HEALTH CARE PROPERTY INC       COM              421915109     1742 72948.00 SH       SOLE                 72948.00           8900.00
HEWLETT PACKARD CO             COM              428236103     7385 64927.00 SH       SOLE                 64927.00
HILTON HOTELS CORP             COM              432848109      556 58109.06 SH       SOLE                 58109.06
HOLLY CORP                     COM              435758305      133 10000.00 SH       SOLE                 10000.00
HOME DEPOT INC                 COM              437076102      294  4275.00 SH       SOLE                  4275.00
HORACE MANN EDTRS              COM              440327104      235 12000.00 SH       SOLE                 12000.00
IMS HEALTH INCORPORATED        COM              449934108     6144 226000.00SH       SOLE                226000.00          13400.00
INSURANCE AUTO AUCTION         COM              457875102      506 32100.00 SH       SOLE                 32100.00
INTEL CORP                     COM              458140100    10261 124661.00SH       SOLE                124661.00           5200.00
INTERPUBLIC GROUP COS          COM              460690100      208  3600.00 SH       SOLE                  3600.00
INTIMATE     BRANDS INC        COM              461156101     1558 36120.00 SH       SOLE                 36120.00
JOHNSON & JOHNSON              COM              478160104     6315 67726.00 SH       SOLE                 67726.00           3600.00
KOHLS                          COM              500255104     5482 75935.00 SH       SOLE                 75935.00           5600.00
LILLY ELI & CO.                COM              532457108      326  4900.00 SH       SOLE                  4900.00
LUCENT TECHNOLOGIES            COM              549463107      448  5972.00 SH       SOLE                  5972.00
MBIA INC                       COM              55262C100     4176 79080.00 SH       SOLE                 79080.00           4400.00
MCI WORLDCOM INC               COM              55268B106      864 16275.00 SH       SOLE                 16275.00
MERCK & CO INC                 COM              589331107     7669 114141.00SH       SOLE                114141.00
MICROSOFT CORP                 COM              594918104    12735 109075.00SH       SOLE                109075.00           5850.00
MOBIL CORP                     COM              607059102      465  5774.00 SH       SOLE                  5774.00
MOMENTUM BUSINESS              COM              60877P108      151 19208.00 SH       SOLE                 19208.00
NATIONWIDE HEALTH PPTY         COM              638620104      967 70300.00 SH       SOLE                 70300.00
NETMANAGE                      COM              641144100     2171 439750.00SH       SOLE                439750.00
NETWORK ASSOCIATES INC         COM              640938106      224  8400.00 SH       SOLE                  8400.00
NEWELL RUBBERMAID INC          COM              651229106     1059 36528.00 SH       SOLE                 36528.00
NEWS CORP LTD PFD ADR          COM              652487802      301  9000.00 SH       SOLE                  9000.00
NORTHERN EMP BANCSHARES        COM              665112108      229 11691.00 SH       SOLE                 11691.00
OREGON STELL MILLS             COM              686079104      492 62000.00 SH       SOLE                 62000.00
PARK PLACE ENTMNT CORP         COM              700690100      350 28000.00 SH       SOLE                 28000.00
PFIZER INC                     COM              717081103      342 10550.00 SH       SOLE                 10550.00
PHILIP MORRIS COS INC          COM              718154107     6435 279800.00SH       SOLE                279800.00           9400.00
PINNACLE OIL INTL INC          COM              723473104     2247 89000.00 SH       SOLE                 89000.00
PROCTER & GAMBLE               COM              742718109     3585 32721.00 SH       SOLE                 32721.00
RENAL CARE GROUP INC           COM              759930100     5379 230100.00SH       SOLE                230100.00          17000.00
SLM HOLDING CORP               COM                             222  5250.00 SH       SOLE                  5250.00
SUN MICROSYSTEMS INC           COM              866810104      496  6400.00 SH       SOLE                  6400.00
SYSCO CORP                     COM              871829107     4511 114022.00SH       SOLE                114022.00          11000.00
TELEPHONE & DATA SYS INC       COM              879433100      441  3500.00 SH       SOLE                  3500.00
TERADYNE INC                   COM              880770102     7302 110636.00SH       SOLE                110636.00
TEXAS INSTRUMENTS              COM              882508104      232  2400.00 SH       SOLE                  2400.00
TOTAL RENAL CARE HLDGS         COM              89151A107      197 29500.00 SH       SOLE                 29500.00
U.S. BANCORP                   COM              902973106      310 13000.00 SH       SOLE                 13000.00
VALASSIS COMMUNIC INC          COM              918866104      321  7600.00 SH       SOLE                  7600.00
VOICESTREAM WIRELESS           COM              928615103     1010  7100.00 SH       SOLE                  7100.00
WAL-MART STORES INC            COM              931142103      816 11800.00 SH       SOLE                 11800.00
WASTE CONNECTIONS INC          COM              941053100      144 10000.00 SH       SOLE                 10000.00
WASTE MANAGEMENT INC           COM              94106L109    12190 709220.00SH       SOLE                709220.00
WEBVAN GROUP INC               COM              94845V103      165 10000.00 SH       SOLE                 10000.00
WELLS FARGO & CO               COM              949740104      217  5360.00 SH       SOLE                  5360.00
WESTERN DIGITAL CORP           COM              958102105     2659 635000.00SH       SOLE                635000.00
WESTERN WIRELESS CORP A        COM              95988E204      514  7700.00 SH       SOLE                  7700.00
WILLIAMS COS INC DEL           COM              969457100     6463 211462.00SH       SOLE                211462.00          11100.00